DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(8)	(694)	(96)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(1)	(66)	(61)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	20	16	(3)
Total unrealized derivative fair value gains/(loss)	(665)	73
Rolling time period over which the Company forecasts cash requirements	12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities	1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(649)	114	18
Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings	101
Period to hedge exposures to the variability of cash flows for all forecasted transactions	60 months
Foreign exchange contracts | Other income
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	1	1	(7)
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	120	(179)	33
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(12)	(22)	(25)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	1	(26)	19
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(1)	(10)	61
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	23	11
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(2)	9	(3)
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(46)	(724)	(217)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(3)	(55)	(116)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(3)	5	(3)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(765)	280	(12)
Commodity contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	52	72	128
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	2	(2)	1
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(2)	4
Other contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(3)	6	(1)